Organization and Principal Activities (Details)					12 Months Ended
	Mar. 26, 2025 shares	Jul. 13, 2024 shares	Jun. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2024 HKD ($)	Jun. 12, 2024 HKD ($)
Organization and Principal Activities [Line Items]
Percentage of total revenue					8.00%	1.00%	13.00%
Percentage of total commissions expense					46.00%	47.00%	72.00%
Group placed percentage					70.00%	36.00%	79.00%
Disposal Group, Deferred Gain on Disposal (in Dollars) | $					$ 128,000
Loss from deconsolidation of subsidiarie (in Dollars) | $					$ 32,000
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)	2,500
BC Wealth Management Limited (“BCWM”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries				100.00%
Consideration value				$ 70,000					$ 550,000
Lion Asset Management Limited (“LAML”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries			51.00%
Consideration value			$ 140,000					$ 1,100,000
Lion Fintech Group Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					100.00%
Royal Lion Investment Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					70.00%
Royal Lion Middle East [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					70.00%
Lion Multi-Series Fund SPC [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					100.00%
Lion Silver Capital Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries					51.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)					1
ADS [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)		50
ADS [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Ordinary shares (in Shares)	1
ADSs [Member]
Organization and Principal Activities [Line Items]
Percentage of total revenue					10.00%	10.00%	10.00%